UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap II Fund

September 30, 2014

1.807739.110

AMP-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 1.6%
Delphi Automotive PLC	192,856	$ 11,829,787
Gentex Corp.	182,957	4,897,759
Johnson Controls, Inc.	209,800	9,231,200
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	70,404
Tenneco, Inc. (a)	184,908	9,672,537
Visteon Corp. (a)	134,146	13,045,699
		48,747,386
Automobiles - 0.1%
Harley-Davidson, Inc.	67,277	3,915,521
Distributors - 0.1%
LKQ Corp. (a)	59,900	1,592,741
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	148,185	7,526,316
Jubilant Foodworks Ltd. (a)	26,477	526,078
Norwegian Cruise Line Holdings Ltd. (a)	68,700	2,474,574
Royal Caribbean Cruises Ltd.	279,072	18,778,755
Texas Roadhouse, Inc. Class A	423,400	11,787,456
The Cheesecake Factory, Inc.	166,300	7,566,650
Wyndham Worldwide Corp.	339,678	27,602,234
		76,262,063
Household Durables - 1.3%
Harman International Industries, Inc.	112,201	11,000,186
Iida Group Holdings Co. Ltd.	100,756	1,232,866
NVR, Inc. (a)	9,770	11,040,295
PulteGroup, Inc.	408,700	7,217,642
Whirlpool Corp.	48,500	7,064,025
		37,555,014
Internet & Catalog Retail - 0.1%
TripAdvisor, Inc. (a)	15,500	1,417,010
Leisure Products - 0.6%
Hasbro, Inc.	70,900	3,899,146
Polaris Industries, Inc.	102,908	15,414,589
		19,313,735
Media - 1.3%
Comcast Corp. Class A	129,400	6,959,132
Interpublic Group of Companies, Inc.	1,257,400	23,035,568
Naspers Ltd. Class N	24,100	2,659,325
Time Warner Cable, Inc.	42,300	6,069,627
		38,723,652
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	449,500	$ 25,203,465
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A	100,800	3,663,072
ANN, Inc. (a)	100,496	4,133,400
Dick's Sporting Goods, Inc.	263,900	11,579,932
Foot Locker, Inc.	419,233	23,330,316
GNC Holdings, Inc.	186,900	7,240,506
Lithia Motors, Inc. Class A (sub. vtg.)	121,500	9,196,335
Signet Jewelers Ltd.	88,022	10,026,586
Urban Outfitters, Inc. (a)	568,700	20,871,290
Williams-Sonoma, Inc.	92,800	6,177,696
		96,219,133
Textiles, Apparel & Luxury Goods - 3.6%
Carter's, Inc.	46,700	3,620,184
Deckers Outdoor Corp. (a)	229,000	22,254,220
G-III Apparel Group Ltd. (a)	269,015	22,290,583
Hanesbrands, Inc.	278,100	29,879,064
Page Industries Ltd.	8,386	1,076,431
Ralph Lauren Corp.	137,000	22,568,010
VF Corp.	84,024	5,548,105
		107,236,597
TOTAL CONSUMER DISCRETIONARY		456,186,317
CONSUMER STAPLES - 3.4%
Beverages - 0.8%
Dr. Pepper Snapple Group, Inc.	364,262	23,425,689
Food & Staples Retailing - 1.1%
CVS Health Corp.	188,590	15,009,878
Kroger Co.	331,800	17,253,600
		32,263,478
Food Products - 1.5%
Archer Daniels Midland Co.	211,967	10,831,514
Britannia Industries Ltd. (a)	16,293	366,172
Bunge Ltd.	246,430	20,756,799
Ingredion, Inc.	50,149	3,800,793
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Keurig Green Mountain, Inc.	70,799	$ 9,213,074
SunOpta, Inc. (a)	33,900	409,173
		45,377,525
TOTAL CONSUMER STAPLES		101,066,692
ENERGY - 7.0%
Energy Equipment & Services - 2.6%
Atwood Oceanics, Inc. (a)	151,600	6,623,404
Baker Hughes, Inc.	133,000	8,652,980
Cameron International Corp. (a)	68,500	4,547,030
Dril-Quip, Inc. (a)	39,600	3,540,240
Halliburton Co.	359,600	23,197,796
National Oilwell Varco, Inc.	179,939	13,693,358
Patterson-UTI Energy, Inc.	160,700	5,227,571
Precision Drilling Corp.	299,000	3,227,742
Schlumberger Ltd.	71,400	7,260,666
Superior Energy Services, Inc.	62,200	2,044,514
		78,015,301
Oil, Gas & Consumable Fuels - 4.4%
Apache Corp.	164,068	15,401,063
Canadian Natural Resources Ltd.	148,900	5,784,757
Carrizo Oil & Gas, Inc. (a)	45,300	2,438,046
Chesapeake Energy Corp.	285,000	6,552,150
Cimarex Energy Co.	70,947	8,976,924
Continental Resources, Inc. (a)(d)	201,932	13,424,439
Devon Energy Corp.	131,768	8,983,942
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	35,665	2,576,440
Navigator Holdings Ltd. (a)	249,600	6,946,368
Newfield Exploration Co. (a)	394,500	14,624,115
Phillips 66 Co.	118,160	9,607,590
Suncor Energy, Inc.	503,000	18,203,125
Teekay Tankers Ltd.	28,900	107,797
Valero Energy Corp.	26,700	1,235,409
Western Refining, Inc.	50,200	2,107,898
Whiting Petroleum Corp. (a)	198,097	15,362,422
		132,332,486
TOTAL ENERGY		210,347,787
Common Stocks - continued
	Shares	Value
FINANCIALS - 11.2%
Banks - 1.5%
Boston Private Financial Holdings, Inc.	615,267	$ 7,623,158
Comerica, Inc.	65,440	3,262,838
Commerce Bancshares, Inc.	216,100	9,647,785
First Commonwealth Financial Corp.	362,400	3,040,536
Huntington Bancshares, Inc.	748,157	7,279,568
Lakeland Financial Corp.	173,786	6,516,975
M&T Bank Corp.	10,300	1,269,887
SunTrust Banks, Inc.	123,315	4,689,669
		43,330,416
Capital Markets - 3.4%
Affiliated Managers Group, Inc. (a)	18,600	3,726,696
Ameriprise Financial, Inc.	219,887	27,129,658
E*TRADE Financial Corp. (a)	61,000	1,377,990
Invesco Ltd.	192,200	7,588,056
Lazard Ltd. Class A	450,068	22,818,448
Raymond James Financial, Inc.	221,524	11,869,256
The Blackstone Group LP	654,164	20,593,083
Virtus Investment Partners, Inc.	44,600	7,747,020
		102,850,207
Consumer Finance - 0.6%
American Express Co.	105,215	9,210,521
SLM Corp.	872,800	7,471,168
		16,681,689
Diversified Financial Services - 1.1%
CRISIL Ltd.	29,849	971,297
McGraw Hill Financial, Inc.	307,471	25,965,926
Moody's Corp.	65,900	6,227,550
		33,164,773
Insurance - 2.2%
AFLAC, Inc.	25,200	1,467,900
Bajaj Finserv Ltd. (a)	20,242	369,170
Fidelity & Guaranty Life	122,722	2,620,115
Marsh & McLennan Companies, Inc.	362,715	18,984,503
Primerica, Inc.	186,758	9,005,471
Principal Financial Group, Inc.	344,400	18,070,668
Reinsurance Group of America, Inc.	125,291	10,039,568
The Chubb Corp.	42,200	3,843,576
		64,400,971
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	125,961	$ 3,023,064
Digital Realty Trust, Inc. (d)	43,000	2,682,340
Mid-America Apartment Communities, Inc.	64,796	4,253,857
SL Green Realty Corp.	2,800	283,696
		10,242,957
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	851,091	25,311,446
Howard Hughes Corp. (a)	36,700	5,505,000
Jones Lang LaSalle, Inc.	188,831	23,856,909
		54,673,355
Thrifts & Mortgage Finance - 0.3%
Ladder Capital Corp. Class A	441,342	8,341,364
TOTAL FINANCIALS		333,685,732
HEALTH CARE - 11.7%
Biotechnology - 0.1%
United Therapeutics Corp. (a)	31,400	4,039,610
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	455,610	5,380,754
C.R. Bard, Inc.	79,679	11,370,990
Covidien PLC	92,600	8,010,826
DENTSPLY International, Inc.	264,267	12,050,575
Greatbatch, Inc. (a)	15,088	642,900
Hologic, Inc. (a)	791,100	19,247,463
Steris Corp.	447,200	24,130,912
Zimmer Holdings, Inc.	108,400	10,899,620
		91,734,040
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	355,655	26,645,673
Catamaran Corp. (a)	135,000	5,685,923
DaVita HealthCare Partners, Inc. (a)	136,000	9,947,040
HCA Holdings, Inc. (a)	338,255	23,853,743
McKesson Corp.	134,706	26,223,217
Molina Healthcare, Inc. (a)	69,800	2,952,540
Omnicare, Inc.	203,168	12,649,240
		107,957,376
Health Care Technology - 0.6%
MedAssets, Inc. (a)	959,621	19,883,347
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	323,795	$ 18,449,839
Thermo Fisher Scientific, Inc.	187,030	22,761,551
		41,211,390
Pharmaceuticals - 2.9%
Actavis PLC (a)	64,894	15,657,624
Cadila Healthcare Ltd. (a)	1	11
Jazz Pharmaceuticals PLC (a)	130,666	20,979,733
Mallinckrodt PLC (a)	96,021	8,656,293
Salix Pharmaceuticals Ltd. (a)	107,885	16,855,952
Teva Pharmaceutical Industries Ltd. sponsored ADR	441,082	23,708,158
		85,857,771
TOTAL HEALTH CARE		350,683,534
INDUSTRIALS - 18.7%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	338,878	22,338,838
Esterline Technologies Corp. (a)	103,444	11,510,214
Huntington Ingalls Industries, Inc.	86,000	8,962,060
Textron, Inc.	671,363	24,162,354
		66,973,466
Air Freight & Logistics - 1.1%
FedEx Corp.	192,846	31,134,987
Airlines - 2.1%
Allegiant Travel Co.	17,400	2,151,684
Southwest Airlines Co.	768,659	25,957,614
Spirit Airlines, Inc. (a)	518,345	35,838,372
		63,947,670
Building Products - 0.2%
Apogee Enterprises, Inc.	48,510	1,930,698
Lennox International, Inc.	36,689	2,820,283
		4,750,981
Commercial Services & Supplies - 0.8%
G&K Services, Inc. Class A	45,944	2,544,379
Herman Miller, Inc.	94,900	2,832,765
KAR Auction Services, Inc.	284,400	8,142,372
Performant Financial Corp. (a)	310,032	2,505,059
Republic Services, Inc.	162,352	6,334,975
		22,359,550
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.8%
EMCOR Group, Inc.	470,221	$ 18,790,031
Fluor Corp.	93,209	6,225,429
Granite Construction, Inc.	16,420	522,320
Jacobs Engineering Group, Inc. (a)	227,176	11,090,732
Primoris Services Corp.	43,883	1,177,820
Quanta Services, Inc. (a)	468,751	17,010,974
		54,817,306
Electrical Equipment - 0.1%
AMETEK, Inc.	71,900	3,610,099
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	97,656	14,286,096
Machinery - 5.3%
Caterpillar, Inc.	157,163	15,563,852
Cummins, Inc.	105,557	13,931,413
IDEX Corp.	30,154	2,182,245
Illinois Tool Works, Inc.	144,193	12,172,773
Ingersoll-Rand PLC	122,372	6,896,886
ITT Corp.	492,315	22,124,636
Manitowoc Co., Inc.	534,843	12,542,068
Mueller Industries, Inc.	195,340	5,575,004
Rexnord Corp. (a)	102,795	2,924,518
Snap-On, Inc.	155,500	18,827,940
SPX Corp.	130,258	12,235,134
Stanley Black & Decker, Inc.	23,300	2,068,807
Valmont Industries, Inc.	54,823	7,397,267
WABCO Holdings, Inc. (a)	61,900	5,629,805
Wabtec Corp.	89,540	7,256,322
Woodward, Inc.	255,041	12,145,052
		159,473,722
Professional Services - 0.7%
Dun & Bradstreet Corp.	138,484	16,267,715
Huron Consulting Group, Inc. (a)	76,540	4,666,644
		20,934,359
Road & Rail - 2.9%
ArcBest Corp.	55,800	2,081,340
Con-way, Inc.	561,862	26,688,445
CSX Corp.	264,100	8,467,046
J.B. Hunt Transport Services, Inc.	31,600	2,339,980
Norfolk Southern Corp.	130,200	14,530,320
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	171,734	$ 15,450,908
Saia, Inc. (a)	302,824	15,007,957
Swift Transporation Co. (a)	151,200	3,172,176
		87,738,172
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	26,300	1,075,670
Air Lease Corp. Class A	362,988	11,797,110
GATX Corp.	154,198	9,000,537
HD Supply Holdings, Inc. (a)	100,700	2,745,082
MRC Global, Inc. (a)	110,800	2,583,856
		27,202,255
TOTAL INDUSTRIALS		557,228,663
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 2.4%
Aruba Networks, Inc. (a)	318,700	6,877,546
Brocade Communications Systems, Inc.	443,945	4,825,682
CommScope Holding Co., Inc.	390,800	9,344,028
F5 Networks, Inc. (a)	201,855	23,968,263
Juniper Networks, Inc.	321,705	7,125,766
Riverbed Technology, Inc. (a)	788,200	14,617,169
Ubiquiti Networks, Inc. (d)	93,149	3,495,882
		70,254,336
Electronic Equipment & Components - 4.3%
Arrow Electronics, Inc. (a)	431,323	23,873,728
Avnet, Inc.	317,437	13,173,636
CDW Corp.	684,525	21,254,501
Ingram Micro, Inc. Class A (a)	319,400	8,243,714
Jabil Circuit, Inc.	236,500	4,770,205
Knowles Corp. (a)	99,600	2,639,400
Methode Electronics, Inc. Class A	222,500	8,203,575
TE Connectivity Ltd.	535,140	29,587,891
Trimble Navigation Ltd. (a)	556,200	16,964,100
		128,710,750
Internet Software & Services - 0.7%
Conversant, Inc. (a)	74,790	2,561,558
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class C (a)	25,714	$ 14,846,235
Tencent Holdings Ltd.	215,400	3,205,464
		20,613,257
IT Services - 6.9%
Alliance Data Systems Corp. (a)	22,605	5,612,143
Blackhawk Network Holdings, Inc. (a)	101,850	3,289,755
Broadridge Financial Solutions, Inc.	231,454	9,635,430
Computer Sciences Corp.	70,585	4,316,273
Euronet Worldwide, Inc. (a)	440,091	21,031,949
EVERTEC, Inc.	353,300	7,892,722
Fidelity National Information Services, Inc.	496,443	27,949,741
Fiserv, Inc. (a)	353,494	22,848,085
FleetCor Technologies, Inc. (a)	131,664	18,712,088
Genpact Ltd. (a)	699,643	11,418,174
Global Payments, Inc.	389,771	27,237,197
Maximus, Inc.	106,400	4,269,832
Total System Services, Inc.	739,247	22,887,087
WEX, Inc. (a)	26,100	2,879,352
Xerox Corp.	1,221,915	16,165,935
		206,145,763
Semiconductors & Semiconductor Equipment - 6.6%
Atmel Corp. (a)	2,586,400	20,898,112
Broadcom Corp. Class A	494,100	19,971,522
Cypress Semiconductor Corp.	393,700	3,887,788
Fairchild Semiconductor International, Inc. (a)	808,600	12,557,558
Freescale Semiconductor, Inc. (a)(d)	1,031,912	20,153,241
Microchip Technology, Inc. (d)	217,452	10,270,258
NVIDIA Corp.	1,128,243	20,816,083
NXP Semiconductors NV (a)	505,128	34,565,909
PMC-Sierra, Inc. (a)	2,461,317	18,361,425
RF Micro Devices, Inc. (a)	2,104,100	24,281,314
Semtech Corp. (a)	195,000	5,294,250
Skyworks Solutions, Inc.	128,900	7,482,645
		198,540,105
Software - 3.8%
Activision Blizzard, Inc.	470,840	9,788,764
Cadence Design Systems, Inc. (a)	1,206,500	20,763,865
Electronic Arts, Inc. (a)	651,410	23,196,710
Fair Isaac Corp.	92,100	5,074,710
Intuit, Inc.	82,406	7,222,886
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	225,373	$ 8,316,264
Rovi Corp. (a)	320,190	6,322,152
Synopsys, Inc. (a)	348,500	13,833,708
TiVo, Inc. (a)	383,000	4,900,485
Verint Systems, Inc. (a)	270,309	15,031,883
		114,451,427
Technology Hardware, Storage & Peripherals - 1.4%
EMC Corp.	505,667	14,795,816
Nokia Corp. sponsored ADR	907,400	7,676,604
Super Micro Computer, Inc. (a)	666,191	19,599,339
		42,071,759
TOTAL INFORMATION TECHNOLOGY		780,787,397
MATERIALS - 5.1%
Chemicals - 3.6%
Albemarle Corp.	111,342	6,558,044
Ashland, Inc.	34,157	3,555,744
Cabot Corp.	177,400	9,006,598
Cytec Industries, Inc.	480,406	22,718,400
Eastman Chemical Co.	44,600	3,607,694
Ferro Corp. (a)	562,004	8,143,438
Huntsman Corp.	218,600	5,681,414
LyondellBasell Industries NV Class A	135,020	14,671,273
Methanex Corp.	191,500	12,783,196
PolyOne Corp.	512,157	18,222,546
Potash Corp. of Saskatchewan, Inc.	104,200	3,608,086
		108,556,433
Metals & Mining - 1.2%
B2Gold Corp. (a)	2,236,500	4,553,078
Constellium NV (a)	643,761	15,842,958
New Gold, Inc. (a)	862,800	4,368,120
Steel Dynamics, Inc.	250,100	5,654,761
TimkenSteel Corp.	110,000	5,113,900
		35,532,817
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	295,200	8,897,328
TOTAL MATERIALS		152,986,578
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	270,292	$ 13,511,897
UTILITIES - 0.3%
Electric Utilities - 0.2%
Exelon Corp.	138,400	4,718,056
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	112,808	3,255,639
TOTAL UTILITIES		7,973,695
TOTAL COMMON STOCKS (Cost $2,572,710,888)		2,964,458,292
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $2,882,947)	140,930	3,750,147
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.01% (b)	4,073,611	4,073,611
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(c)	28,009,122	28,009,122
TOTAL MONEY MARKET FUNDS (Cost $32,082,733)		32,082,733
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,607,676,568)		3,000,291,172
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(13,827,234)
NET ASSETS - 100%		$ 2,986,463,938
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,498
Fidelity Securities Lending Cash Central Fund	161,004
Total	$ 172,502
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 456,186,317	$ 456,186,317	$ -	$ -
Consumer Staples	101,066,692	101,066,692	-	-
Energy	210,347,787	210,347,786	1	-
Financials	337,435,879	337,435,879	-	-
Health Care	350,683,534	350,683,534	-	-
Industrials	557,228,663	557,228,663	-	-
Information Technology	780,787,397	777,581,933	3,205,464	-
Materials	152,986,578	152,986,578	-	-
Telecommunication Services	13,511,897	13,511,897	-	-
Utilities	7,973,695	7,973,695	-	-
Money Market Funds	32,082,733	32,082,733	-	-
Total Investments in Securities:	$ 3,000,291,172	$ 2,997,085,707	$ 3,205,465	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 3,074,387
Level 2 to Level 1	$ 5,886,358
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $2,613,179,074. Net unrealized appreciation aggregated $387,112,098, of which $456,319,950 related to appreciated investment securities and $69,207,852 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014